Debt (Details) - Part-1 - USD ($)			3 Months Ended		12 Months Ended
	Aug. 18, 2022	Jun. 25, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 08, 2023
Debt [Line Items]
Fixed interest rate							8.50%
Initial purchase percentage	15.00%
Aggregate issuance cost			$ 15,825	$ 70,212	$ 128,583	$ 189,414
Farmers National Bank Of Danville [Member]
Debt [Line Items]
Debt-service coverage ratio		1
Revolving Secured Credit Facility [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Secured credit facility		$ 2,000,000
Closed end line		120 days
Purchase price percentage		85.00%
Initial purchase price		15.00%
Interest rate		0.50%
Revolving Secured Credit Facility [Member] | Minimum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
New york prime rate		3.57%
Closed End Line of Credit [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Loan amount		$ 8,000,000
Purchase price percentage		85.00%
Closed End Line of Credit [Member] | Minimum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
New york prime rate		3.57%
Closed End Line of Credit [Member] | Within Two Years Of Entering Into The Term Loan [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Outstanding principal rate			2.00%
Closed End Line of Credit [Member] | After Three Years From The Date Of Entering Into Term Loan And With Five Years Of Entering Into The Term Loan [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Outstanding principal rate			1.00%
Closed End Line of Credit [Member] | Amendment Agreement [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Amended date	Aug. 18, 2022
Aggregate issuance cost			$ 1,543	$ 2,082
Closed End Line of Credit [Member] | First Five Years [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Fixed interest rate		3.98%
Closed End Line of Credit [Member] | First Five Years [Member] | Amendment Agreement [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Interest rate	5.25%
Closed End Line of Credit [Member] | After Five Years [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Interest rate		0.65%
Closed End Line of Credit [Member] | After Five Years [Member] | Amendment Agreement [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Purchase price percentage	85.00%
Interest rate	0.65%
Closed End Line of Credit [Member] | After Five Years [Member] | Amendment Agreement [Member] | Maximum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
New york prime rate	4.75%
Term Loans To Acquire A Practise [Member] | Maximum [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Exceed term			10 years		10 years
Practice Only Term Loans [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Amortize period term			9 years		9 years
Real Estate Term Loan [Member] | Farmers National Bank Of Danville [Member]
Debt [Line Items]
Amortize period term			19 years		19 years